                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          GEM Capital Management, Inc.
Address:       70 East 55th Street - 12th Floor
               New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gerald B. Unterman
Title:         President

Phone:  (212) 753-0700
Signature, Place, and Date of Signing:


/s/  Gerald B. Unterman             New York, New York           August 12, 2002

Report Type (Check only one):

[ X ]         13F HOLDINGS REPORT
[   ]         13F NOTICE
[   ]         13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary

Number of Other Included Managers:                -0-

Form 13F Information Table Entry Total:           34

Form 13F Information Table Value Total:           $183,217

List of Other Included Managers:                  None

                           FORM 13F INFORMATION TABLE


NAME OF         TITLE OF               VALUE     SHARES/             PUT/  INVSTMT  OTHER     VOTING     VOTING     VOTING
ISSUER          CLASS       CUSIP      (x$1000)  PRN AMT     SH/PRN  CALL  DSCRETN  MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY
                                                                                              SOLE       SHARED     NONE
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
Agilent         DBCV        00846UAB7  128       125,000     PRN           SOLE               0          0          0
Tech-           3.00%
nolgoes
Inc.

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American        DBCV        026874AN7  1,653     2,710,000   PRN           SOLE               0          0          0
Intl Group
Inc.

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American        NT 5%       029912AF9  10        22,000      PRN           SOLE               0          0          0
Tower
Corp.

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Anixter Intl.   LYON        035290AC9  1,820     6,500,000   PRN           SOLE               0          0          0
Inc.            Zero
                CPN 20

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Calif. Fed      Cont.       130209604  131       45,619                    SOLE               0          0          0
Bank            Litig.
FSB             REC

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Cendant Corp.   DEBT        151313AF0  19,635    29,750,000  PRN           SOLE               0          0          0


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Charter         4.75%       16117MAC1  3,017     6,685,000   PRN           SOLE               0          0          0
Commun.         6/0
Inc.

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Ciena Corp.     NT CV       171779AA9  279       474,000     PRN           SOLE               0          0          0
                3.75% 08

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

-----------------------------------------------------------------------------------------------------------------------------
Clear Channel   Note        184502AB8  20,507    21,700,000  PRN           SOLE               0          0          0
Comm.           2.625%

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Clear Channel   Note        184502AE2  137       141,000     PRN           SOLE               0          0          0
Comm.           1.500%

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Devon Energy    DEB 4.95%   25179MAB9  348       350,000     PRN           SOLE               0          0          0
Corp.

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Duke Energy     CORP        264399585  12,077    536,745     SH            SOLE               536,745    0          0
Corp.           UNITS

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Echostar        SBNT CV     278762AD1  1,119     1,520,000   PRN           SOLE               0          0          0
Commun.         4.875% 07

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Echostar        SB NT CV    278762AC3  16,145    20,600,000  PRN           SOLE               0          0          0
Commun.         4.875% 07

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Ford Motor      PFD TR      345395206  412       102,670     SH            SOLE               102,670    0          0
Corp.           CV 6.5%
CAP TR II

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Intern.         Note        460254AE5  3,741     4,500,000   PRN           SOLE               0          0          0
Rectifier       4.25%
Corp.

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Interpublic     NT          460690AF7  2,839     3,190,000   PRN           SOLE               0          0          0
Group           1.800%

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Invitrogen      Note        46185RAD2  5,101     6,550,000   PRN           SOLE               0          0          0
Corp.           2.25%

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IVAX            NOTE        465823AD4  4,215     5,180,000   PRN           SOLE               0          0          0
Corp.           5.50%

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

-----------------------------------------------------------------------------------------------------------------------------
Kerr McGee      SB DB CV    492386AP2  5,136     4,648,000   PRN           SOLE               0          0          0
Corp.           5.25% 10

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LAM Research    NOTE        512807AE8  841       1,000,000   PRN           SOLE               0          0          0
Corp.           4.00%

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Lattice         NOTE        518415AC8  3,560     4,200,000   PRN           SOLE               0          0          0
Semi-           4.75%
conductor
Corp.

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Mirant TR       PFD CV      60467Q102  3,939     132,990     SH            SOLE               132,990    0          0
                Ser A

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Millenium       NOTE        599902AB9  203       250,000     PRN           SOLE               0          0          0
Pharm. Inc.     5.5%

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National        CAP UTS     632525309  14,943    427,927     SH            SOLE               427,927    0          0
Australia       EXCH LB
Bank Ltd.

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Nextel          NOTE        65332VAT0  13,770    30,264,000  PRN           SOLE               0          0          0
Comm.           4.75%

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Nextel          NOTE        65332VAY9  213       515,000     PRN           SOLE               0          0          0
Comm.           5.25%

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Pogo            QUIPS       73044P208  9,772     299,583     SH            SOLE               299,583    0          0
Trust I         SER A

-----------------------------------------------------------------------------------------------------------------------------
Pogo            NOTE        730448AD9  11        11,000      PRN           SOLE               0          0          0
Producting      5.5%
Corp.

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Sanmina         NOTE        800907AB3  5,487     6,200,000   PRN           SOLE               0          0          0
Corp.           4.25%

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Sovereign       UNIT        845905306  18,844    229,800     SH            SOLE               229,800    0          0
Bancorp         11/12/2029
Inc.

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Stmicro-        NOTE        861012AB8  3,967     4,560,000   PRN           SOLE               0          0          0
electronics

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Telefonos       DB CV       879403AD5  4,632     3,905,000   PRN           SOLE               0          0          0
de Mexico       4.25%

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Young &         NOTE        987425AC9  4,585     4,904,000   PRN           SOLE               0          0          0
Rubicam         3.00%
Inc.

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